Equity - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Billions			12 Months Ended
	Oct. 24, 2019	Jun. 18, 2019	Oct. 31, 2019	Oct. 31, 2018
Dividend reinvestment plan [member] | Discount at 0% [member]
Disclosure of classes of share capital [line items]
Common shares at a discount			4,800,000	5,000,000
Bottom of range [member] | Dividend reinvestment plan [member]
Disclosure of classes of share capital [line items]
Percentage of discount reinvestment of dividend in to common shares			0.00%
Top of range [member] | Dividend reinvestment plan [member]
Disclosure of classes of share capital [line items]
Percentage of discount reinvestment of dividend in to common shares			5.00%
Normal Course Issuer Bid [member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase	30,000,000
Common shares repurchase programs		20,000,000	30,000,000	20,000,000
Normal course issuer bid termination date		Jun. 17, 2020
Repurchased average price per share			$ 74.48	$ 75.07
Repurchases amount			$ 2.2	$ 1.5
Normal Course Issuer Bid [member] | Share repurchase program April 2018 to April 2019 [member]
Disclosure of classes of share capital [line items]
Common shares repurchase programs			20,000,000
Repurchased average price per share			$ 75.35
Repurchases amount			$ 1.5